Label	Element	Value
First Investors Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fiif_SupplementTextBlock
SUPPLEMENT DATED MAY 31, 2017

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2017

1.	In “The Funds Summary Section” for the Floating Rate Fund, under the heading “Principal Investment Strategies”, the following sentence is added as the second sentence in the fifth paragraph:

To a lesser extent, the Fund may invest in below investment grade securities below these ranges.

2.
In “The Funds Summary Section” for the Floating Rate Fund, the table headed “Average Annual Total Returns For Periods Ended December 31, 2016” for the Floating Rate Fund is deleted in its entirety and replaced in its entirety with the following:

 Average Annual Total Returns For Periods Ended December 31, 2016

	1 Year	Life of Class*
Class A Shares
(Return Before Taxes)	0.14%	0.02%
(Return After Taxes on Distributions)	-1.19%	-1.21%
(Return After Taxes on Distributions and Sale of Fund Shares)	0.06%	-0.67%
Advisor Class Shares (Return Before Taxes)	6.41%	1.90%
Institutional Class Shares (Return Before Taxes)	6.44%	1.98%
J.P. Morgan BB/B Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	8.57%	3.97%
Credit Suisse Leveraged Loan Index** (reflects no deduction for fees, expenses or taxes)	9.88%	3.98%

* The average annual total returns shown are for the period since the Fund’s commencement on 10/21/13.

**The Fund has changed its primary broad-based securities index to the Credit Suisse Leveraged Loan Index from the J.P. Morgan BB/B Leveraged Loan Index.  The Fund has elected to use the new index because it more closely reflects the Fund’s investment strategy.

*******

Please retain this supplement for future reference

IEP0517

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Floating Rate Fund